Significant Credit Concentrations (Details Textuals)	12 Months Ended
Dec. 31, 2013
Significant Credit Concentrations (Textuals) [Abstract]
Percentage of worldwide billed business	5.00%
Percentage of worldwide Card Member lending receivables	15.00%